Schedule of Investments (unaudited) September 30, 2020	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

California — 3.8%

Transportation — 3.8%
Bay Area Toll Authority, Refunding RB, Series B, 0.06%, 04/01/53(a)	$3,000	$3,000,000

Connecticut — 2.6%

Housing — 2.6%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Series A-3, 0.11%, 05/15/50(a)	2,000	2,000,000

Florida — 48.5%

County/City/Special District/School District — 5.1%
City of Jacksonville Florida, RB, Series B, 5.00%, 10/01/20	760	760,099
County of Escambia Florida, RB, 1.80%, 04/01/39(a)	925	926,905
County of Palm Beach Florida, RB, 0.10%, 07/01/32(a)	935	935,000
Stevens Plantation Improvement Project Dependent Special District, RB, 6.38%, 05/01/13(b)(c)	2,425	1,333,750

		3,955,754

Health — 15.8%
City of Jacksonville Florida, Refunding RB, 5.00%, 11/01/20 .	400	401,360
Halifax Hospital Medical Center, Refunding RB, 0.13%, 06/01/48(a)	1,900	1,900,000
Highlands County Health Facilities Authority, Refunding RB, Series I-3, 0.09%, 11/15/33(a)	4,300	4,300,000
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/20	150	150,710
Orange County Health Facilities Authority, RB, Series C-1, 0.10%, 01/01/39(a)	1,250	1,250,000
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 11/15/20	2,000	2,006,420
Sarasota County Public Hospital District, Refunding RB, Series B, 0.08%, 07/01/37(a)	2,375	2,375,000

		12,383,490

State — 6.9%
Florida Municipal Loan Council, RB, Series D, (AGM), 4.00%, 10/01/20	1,105	1,105,099
Florida Municipal Loan Council, Refunding RB, Series B-2, (GTD), 4.00%, 10/01/20.	655	655,066
Sunshine State Governmental Financing Commission, RB, Series A, 0.12%, 09/01/35(a)	3,600	3,600,000

		5,360,165

Transportation — 6.5%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,375,151
County of Miami-Dade Seaport Department, ARB, Series A, 0.11%, 10/01/50(a)	1,700	1,700,000
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,130,136
Jacksonville Port Authority, Refunding ARB, AMT, 4.00%, 11/01/20.	865	867,145

		5,072,432

Utilities — 14.2%
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 0.13%, 10/01/36(a)	3,000	3,000,000
Florida Governmental Utility Authority, Refunding RB (AGM), 4.00%, 10/01/20	500	500,050
(AGM), 5.00%, 10/01/20	635	635,076

Security	Par (000)	Value

Utilities (continued)
Florida Municipal Power Agency, RB, 5.00%, 10/01/20	$500	$500,065
Orlando Utilities Commission, RB, Series 2, 0.14%, 10/01/33(a)	3,200	3,200,000
Orlando Utilities Commission, Refunding RB, Series B, 0.11%, 10/01/39(a)	1,300	1,300,000
Palm Beach County Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,000,260

		11,135,451

Total Municipal Bonds in Florida		37,907,292

Guam — 0.4%

Utilities — 0.4%
Guam Power Authority, Refunding RB, Series A, (AGM), 5.00%, 10/01/20	310	310,031

Illinois — 2.6%

Corporate — 2.6%
Illinois Finance Authority, RB, 6.75%, 10/15/40	2,000	2,002,164

Iowa — 1.8%

Health — 1.8%
Iowa Finance Authority, Refunding RB, Series D, 0.10%, 12/01/41(a)	1,375	1,375,000

Louisiana — 3.3%

Transportation — 3.3%
Louisiana Offshore Terminal Authority, Refunding RB, Series B, 0.13%, 09/01/33(a)	2,550	2,550,000

Maryland(a) — 9.4%

Health — 5.6%
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 0.11%, 07/01/43	2,050	2,050,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series E, 0.04%, 07/01/41	2,300	2,300,000

		4,350,000

State — 3.8%
Maryland Economic Development Corp., RB, Series A, 0.12%, 02/15/43	3,000	3,000,000

Total Municipal Bonds in Maryland.		7,350,000

Massachusetts — 1.9%

Education — 1.9%
University of Massachusetts Building Authority, Refunding RB, Series 1, 0.08%, 11/01/34(a)	1,495	1,495,000

Nevada(a) — 3.2%

Housing — 0.6%
Nevada Housing Division, RB, Series C, (FHLMC, FNMA, GNMA), 1.20%, 10/01/51	500	500,255

Transportation — 2.6%
County of Clark Department of Aviation, Refunding RB, Series D-3, Sub-Lien, 0.10%, 07/01/29	2,000	2,000,000

Total Municipal Bonds in Nevada.		2,500,255

New York(a) — 6.2%

County/City/Special District/School District — 0.5%
City of New York, GO, Sub-Series G-3, 0.11%, 04/01/42	380	380,000

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)
September 30, 2020	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Other — 3.8%
New York State Housing Finance Agency, RB, Series A, 0.10%, 11/01/44	$3,000	$3,000,000

State — 1.9%
New York State Urban Development Corp., Refunding RB, Series A3-B, 0.13%, 03/15/33	1,500	1,500,000

Total Municipal Bonds in New York		4,880,000

North Carolina — 3.8%

State — 3.8%
City of Raleigh, COP, Series B-1, 0.09%, 02/01/34(a)	3,000	3,000,000

Ohio — 2.6%

Health — 2.6%
County of Franklin Ohio, Refunding RB, Series A, 0.11%, 11/15/41(a)	2,000	2,000,000

Pennsylvania — 1.6%

Corporate — 1.6%
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, AMT, 0.60%, 04/01/34(a)	1,250	1,249,998

Texas(a) — 4.5%

County/City/Special District/School District — 3.8%
Pasadena Independent School District, GO, Series B, (AGM), 0.11%, 02/01/35	3,000	3,000,000

Utilities — 0.7%
City of Houston Texas Combined Utility System Revenue, Refunding RB, Series B-2, 1st Lien, 0.11%, 05/15/34	530	530,000

Total Municipal Bonds in Texas.		3,530,000

Security	Par (000)	Value

Washington — 2.9%

Housing — 2.9%
Washington State Housing Finance Commission, Refunding RB, 0.08%, 04/01/43(a)	$2,300	$2,300,000

Total Long-Term Investments — 99.1% (Cost: $78,538,627)		77,449,740

	Shares

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(d)(e)	443,200	443,289

Total Short-Term Securities — 0.6% (Cost: $443,245)		443,289

Total Investments — 99.7% (Cost: $78,981,872)		77,893,029

Other Assets Less Liabilities — 0.3%		243,418

Net Assets — 100.0%		$78,136,447

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Non-income producing security.
(d)	Affiliate of the Trust.
(e)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$4,477,486	$—	$(4,029,144	)(a)	$(5,091)	$38	$443,289	443,200	$15,312	$—

(a)	Represents net amount purchased (sold).

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

2

Schedule of Investments (unaudited) (continued)	BlackRock Florida Municipal 2020 Term Trust (BFO)
September 30, 2020

Fair Value Hierarchy as of Period End (continued)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s investments categorized in the disclosure hierarchy. The breakdown of the Trust’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$77,449,740	$—	$77,449,740
Short-Term Securities
Money Market Funds	443,289	—	—	443,289

	$443,289	$77,449,740	$—	$77,893,029

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Municipal Bonds
Assets
Opening balance, as of December 31, 2019.	$1,206,438
Transfers into Level 3	—
Transfers out of Level 3(a)	(1,206,438)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases.	—
Sales	—

Closing balance, as of September 30, 2020	$—

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2020.	$—

(a)

As of December 31, 2019, the Trust used significant unobservable inputs in determining the value of certain investments. As of September 30, 2020, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

GTD	GTD Guaranteed

RB	Revenue Bond

Portfolio Abbreviation (continued)

S/F	Single-Family

SCHEDULE OF INVESTMENTS	3